Bank Loans (Tables)	6 Months Ended
Apr. 30, 2025
Bank Loans [Abstract]
Schedule of Bank Loan

Bank loan consisted of the following loans:

	April 30, 2025	October 31, 2024
Loan from DBS Bank (due on May 13, 2025) (1)	$84,896	$580,076
Revolving credit for keyman insurance (2)	916,923	916,923
Total	1,001,819	1,496,999
Less: current maturity of long-term bank loan	84,896	580,076
Long term of bank loans	$916,923	$916,923

(1)	On April 9, 2020, the Group signed a loan agreement with DBS Bank Ltd. to obtain a five-year loan of $3,650,434 (or SGD 5,000,000). The loan bears a fixed interest rate of 3% per annum. The bank loan was secured by Mr. Dong Zhang. The Group is required to pay interest for the first twelve months and repay monthly instalments comprising principal and interest thereafter. As of April 30, 2025 and October 31, 2024, the balance was $84,896 and $580,076, respectively. The Group repaid the remaining balance on May 13, 2025.

(2)	On February 14, 2020, the Group obtained a revolving credit facility I (RCF I) from DBS Bank Ltd. of $916,923 that was used to settle the premium of an insurance policy. The weighted average effective interest rate is 2.7% for the six months ended April 30, 2025. The revolving credit facility is secured by way of first legal assignment of all rights, title, interests and benefits under and arising out of the insurance policy including all proceeds payable under the insurance policy and all proceeds of any repayment or refund of premium by the insurer. The Company has the intent and ability to refinance the credit facility on a long-term basis.

Schedule of Repayment for Bank Loans	The repayment schedule for the bank loans are as follows:
For the period ending April 30,
2025	$84,896
For the year ending October 31,
2026	-
2027	-
2028	-
2029	-
Thereafter	916,923
Total	$1,001,819